Consolidated statement of changes in equity - GBP (£) £ in Millions		Total	Total £m	Share capital and premium £m	Other reserves £m	Retained profits £m	Other equity instruments £m	Non- controlling interests £m
At 1 January at Dec. 31, 2021		£ 40,772	£ 36,410	£ 2,174	£ 5,400	£ 28,836	£ 4,268	£ 94
Comprehensive income
Profit for the year		4,794	4,528			4,528	241	25
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		(2,152)	(2,152)			(2,152)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities		(31)	(31)		(31)
Equity shares		(1)	(1)		(1)
Gains and losses attributable to own credit risk, net of tax		364	364			364
Movements in cash flow hedging reserve, net of tax		(4,717)	(4,717)		(4,717)
Movements in foreign currency translation reserve, net of tax		91	91		91
Total other comprehensive loss		(6,446)	(6,446)		(4,658)	(1,788)
Total comprehensive income (loss) for the year		(1,652)	(1,918)		(4,658)	2,740	241	25
Transactions with owners
Dividends (note 32)		(37)	0			0		(37)
Distributions on other equity instruments		(241)	0				(241)
Capital contributions received		221	221			221
Return of capital contributions		(4)	(4)			(4)
Total transactions with owners		(61)	217			217	(241)	(37)
Realised gains and losses on equity shares held at fair value through other comprehensive income		0	0		(1)	1
At 31 December at Dec. 31, 2022		39,059	34,709	2,174	743	31,792	4,268	82
Comprehensive income
Profit for the year		5,207	4,858			4,858	334	15
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		(1,205)	(1,205)			(1,205)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities		71	71		71
Equity shares		0
Gains and losses attributable to own credit risk, net of tax		(168)	(168)			(168)
Movements in cash flow hedging reserve, net of tax		1,614	1,614		1,614
Movements in foreign currency translation reserve, net of tax		(33)	(33)		(33)
Total other comprehensive loss		279	279		1,652	(1,373)
Total comprehensive income (loss) for the year		5,486	5,137		1,652	3,485	334	15
Transactions with owners
Dividends (note 32)		(4,739)	(4,700)			(4,700)		(39)
Distributions on other equity instruments		(334)	0				(334)
Issue of other equity instruments (note 31)		745	(5)			(5)	750
Capital contributions received		215	215			215
Return of capital contributions		(1)	(1)			(1)
Total transactions with owners		(4,114)	(4,491)			(4,491)	416	(39)
Realised gains and losses on equity shares held at fair value through other comprehensive income		0	0
At 31 December at Dec. 31, 2023		40,431	35,355	2,174	2,395	30,786	5,018	58
Comprehensive income
Profit for the year		3,486	3,101			3,101	363	22
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		(564)	(564)			(564)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities		73	73		73
Equity shares		0
Gains and losses attributable to own credit risk, net of tax		(56)	(56)			(56)
Movements in cash flow hedging reserve, net of tax		(14)	(14)		(14)
Movements in foreign currency translation reserve, net of tax		(65)	(65)		(65)
Total other comprehensive loss		(626)	(626)		(6)	(620)
Total comprehensive income (loss) for the year	[1]	2,860	2,475		(6)	2,481	363	22
Transactions with owners
Dividends (note 32)		(3,990)	(3,990)			(3,990)
Distributions on other equity instruments		(363)	0				(363)
Issue of other equity instruments (note 31)		1,168	(6)			(6)	1,174
Repurchases and redemptions of other equity instruments (note 31)		(500)	0				(500)
Capital contributions received		142	142			142
Return of capital contributions		(1)	(1)			(1)
Total transactions with owners		(3,544)	(3,855)			(3,855)	311	0
Realised gains and losses on equity shares held at fair value through other comprehensive income		0	0
At 31 December at Dec. 31, 2024		£ 39,747	£ 33,975	£ 2,174	£ 2,389	£ 29,412	£ 5,692	£ 80

[1]	1Total comprehensive income attributable to owners of the parent was a surplus of £2,838 million (2023: surplus of £5,471 million; 2022: loss of £1,677 million).